ACCOUNTING POLICIES (Impairment) (Details)	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2020
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate used in current estimate of value in use	9.93%
Usiminas Control Group
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate used in current estimate of value in use	11.95%
Cash-generating units
Disclosure of impairment loss and reversal of impairment loss [line items]
Growth rate used to extrapolate cash flow projections	2.30%
Discount rate used in current estimate of value in use	9.93%	8.87%
Argentina | Subsidiaries
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate used in current estimate of value in use			14.30%
Brazil | Subsidiaries
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate used in current estimate of value in use			10.30%